Sprott Gold Miners ETF
Summary Information — Sprott Gold Miners ETF
Investment Objective
The Sprott Gold Miners ETF (the “Fund”) seeks investment results that correspond (before fees and expenses) to the performance of its underlying index, the Solactive Gold Miners Custom Factors Index (ticker symbol SOLGMCFT) (the “Underlying Gold Index”).
Fund Fees and Expenses
The table below describes the fees and expenses that you pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of shares. These costs are not included in the expense example below.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Sprott Gold Miners ETF Sprott Gold Miners ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sprott Gold Miners ETF Sprott Gold Miners ETF
Management Fee	0.35%
Other Expenses	0.28%	[1]
Total Annual Fund Operating Expenses	0.63%
Fee Waiver/Expense Reimbursement	0.13%	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements	0.50%
[1]	“Other expenses” are based on estimated amounts for the current fiscal year and are calculated as a percentage of the Fund’s net assets.
[2]	Sprott Asset Management LP, the investment adviser to the Fund, has contractually agreed to waive the management fee, and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (not including distribution (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.50% of the shares average daily net assets through June 30, 2021. The Adviser will be permitted to recover expenses it has borne through the agreement described above to the extent that the Funds expenses in later periods fall below the annual rates set forth in the expense agreement. The Fund’s fee waiver/expense reimbursement arrangements with the Adviser permit the Adviser to recapture only if any such recapture payments do not cause the Fund’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the particular date in which the fees and expenses was deferred. This expense agreement may only be terminated during the period by the Board of Trustees of Sprott ETF Trust.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. The expense example assumes that the Expense Limit will be terminated after its initial two year term. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Sprott Gold Miners ETF | Sprott Gold Miners ETF | USD ($)	51	189	338	773

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when shares are held in a taxable account. These costs may affect the Fund’s performance. These costs, which are not reflected in annual fund operating expenses or in the Example, may affect the Fund’s performance. For the fiscal year ended November 30, 2018, the Sprott Gold Miners ETF (the “Gold Predecessor Fund”), a series of ALPS ETF Trust, which was reorganized into the Trust on or about July 19, 2019 had a portfolio turnover rate equal to 82% of the average value of its portfolio.
Principal Investment Strategies of the Fund
The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Gold Underlying Index. The Gold underlying index aims to track the performance of gold companies located in the U.S. and Canada who common stocks or American Depository Receipts (“ADRs”) are traded on the Toronto Stock Exchange, the New York Stock Exchange and NASDAQ. The Gold underlying index is compiled by Solactive AG (the “Index Provider”). In order to be included in the Gold underlying index, companies must be an index component of the Solactive Equal Weights Global Gold Index. The Solactive Equal Weight Global Gold Index includes all companies classified under any of the following FactSet Revere Business Industry Classification System (“RBICS”) industries: Americas Gold Mining, Asia/Pacific Gold Mining and Other Gold Mining that are listed on the Toronto Stock Exchange, the New York Stock Exchange and NASDAQ in the form on common stocks or American Depository Receipts (“ADRs”). On selection days, existing index members of the Solactive Equal Weight Global Gold Index must have free float market capitalization of USD $375 million. New index members need to have a free float market capitalization of USD $750 million. Furthermore, new index members must have a minimum Average Daily Traded Value of at least USD $2 million, while existing index members must have a minimum Average Traded Value of at least USD $1 million over the past 1-month and 6-month periods. The Gold underlying index employs a modified market capitalization weighted methodology such that each constituent comprises no more than 18% of the weight of the Gold underlying index as of each rebalance, no more than 50% of the weight of the Gold underlying index may consist of constituents comprising greater than 4.5% of the weight of the Gold underlying index. A company in the Gold underlying index will be classified as a gold mining company if it earns over 50% of its revenue from the mining of gold.

The Gold underlying index is reconstituted and rebalanced quarterly five business days after the close of the third Thursday of February, May, August and November. Under normal circumstances, at least 80% of the Fund’s assets (net assets plus borrowings for investment purposes) will consist of securities issued by gold mining companies, and at least 80% of the Gold underlying index will consist of such companies.

The Fund will normally invest at least 90% of its net assets in securities that comprise the Gold underlying index.

The Fund may engage in securities lending.
Principal Risks of Investing in the Fund
There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. Therefore, you should consider carefully the following risks before investing in the Fund.

Authorized Participant Concentration Risk. Only an Authorized Participant (as defined in the Creations and Redemptions section of the Fund’s prospectus) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Canadian Investment Risk. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Concentration Risk. The Fund seeks to track the Gold underlying index, which itself is currently concentrated in the gold and silver mining industry. Underperformance or increased risk in such concentrated areas may result in underperformance or increased risk in the Fund.

Cybersecurity and Disaster Recovery Risks. Information and technology systems relied upon by the Fund, the Adviser, the Fund’s other service providers (including, but not limited to, the Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which the Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and the Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Fund, the Adviser, the Sub-Adviser the Fund’s other service providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact the Fund’s ability to calculate its net asset value or impede trading. Such a failure could also harm the reputation of the Fund, the Adviser, the Fund’s other service providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which the Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

Depositary Receipt Risk. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Gold underlying index, may negatively affect the Fund’s ability to replicate the performance of the Gold underlying index.

Fluctuation of Net Asset Value Risk. The net asset value (“NAV”) of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on NYSE Arca, Inc. (the “NYSE Arca”). The Adviser cannot predict whether the shares will trade below, at or above their NAV. The Fund’s market price may deviate from the value of its underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the Fund shares bought or sold. This can be reflected as a spread between the bid and ask prices for the Fund quoted during the day or a premium or discount in the closing price from the Fund’s NAV. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the NYSE Arca and may, therefore, have a material effect on the market price of the Fund’s shares.

Foreign Investment Risk. The Fund’s investments in non-U.S. issuers, although limited to ADRs, may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Countries with emerging markets may present heightened risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets. The economies of emerging markets countries also may be based on only a few industries, making them more vulnerable to changes in local or global trade conditions and more sensitive to debt burdens, inflation rates or adverse news and events. Where all or a portion of the Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. In addition, please note that this in turn could lead to differences between the market price of the Funds’ shares and the underlying value of those shares.

Geographic Concentration Risk. To the extent the Gold underlying index and the Fund are significantly comprised of securities of issuers from a single country, the Fund would be more likely to be impacted by events or conditions affecting that country.

Gold and Silver Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold and silver mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Index Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from the Gold underlying index.

Investment Risk. An investment in the Fund is subject to investment risk including the possible loss of the entire principal amount that you invest.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Liquidity Risk. It may be more difficult for the Fund to buy and sell significant amounts of some securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when Sprott Asset Management LLP (the “Adviser”) believes it is desirable to do so.

Market Risk. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, inflation (or expectations for inflation), changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities.

Non-Correlation Risk. The Fund’s return may not match the return of the Gold underlying index for a number of reasons, including operating expenses incurred by the Fund not applicable to the Gold underlying index, costs in buying and selling securities, asset valuation differences and differences between the Fund’s portfolio and the Gold underlying index resulting from legal restrictions, cash flows or operational inefficiencies. An active trading market for shares of the ETF may not develop or be maintained. Please also note that in times of market stress, market makers or authorized participants may step away from their respective roles in making a market in shares of the ETF and in executing purchase or redemption orders, and that this could in turn lead to variances between the market price of the ETF’s shares and the underlying value of those shares.

Non-Diversified Fund Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Portfolio Turnover Risk. The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

Relationship to Gold and Silver Risk. The Gold underlying index measures the performance of equity securities of companies engaged in gold and silver mining and related services in the precious metals sector. The Gold underlying index does not measure the performance of direct investment in gold and silver and, therefore, may not move in the same direction and to the same extent as the spot prices of gold and silver.

Securities Lending. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have a more limited track record, narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.
Performance
Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.sprottetfs.com or by calling 1-855-496-3837.

The Gold Predecessor Fund was reorganized on or about July 19, 2019 from Sprott Gold Miners ETF, then a series of ALPS ETF Trust, into a series of Sprott ETF Trust. The Fund is a continuation of the Gold Predecessor Fund and, therefore, the performance information presents the performance of the Gold Predecessor Fund. Effective July 22, 2019, the Fund began tracking the Solactive Gold Miners Custom Factors Index as its target index.
Annual Total Returns (calendar year ended 12/31)

Highest Quarterly Return	46.23%	(March 31, 2016)
Lowest Quarterly Return	-22.03%	(December 31, 2016)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns For periods ended December 31, 2018
Average Annual Total Returns - Sprott Gold Miners ETF		1 Year	Since Inception	Inception Date
Sprott Gold Miners ETF		(15.01%)	(7.06%)	Jul. 15, 2014
Sprott Gold Miners ETF | Return After Taxes on Distributions		(15.08%)	(7.18%)	Jul. 15, 2014
Sprott Gold Miners ETF | Return After Taxes on Distributions and Sale of Fund Shares		(8.78%)	(5.20%)	Jul. 15, 2014
Sprott Zacks Gold Miners Index (reflects on deduction for fees, expenses or taxes)	[1]	(14.36%)	(6.38%)	Jul. 15, 2014
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[1]	(4.38%)	7.66%	Jul. 15, 2014
[1]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.